                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06346

                Morgan Stanley Quality Municipal Investment Trust
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Quality Municipal Investment Trust

PORTFOLIO OF INVESTMENTS                               JULY 31, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                          COUPON    MATURITY
THOUSANDS                                                                           RATE       DATE         VALUE
---------                                                                          ------    --------   -------------
            Tax-Exempt Municipal Bonds (158.1%)
            ALABAMA (1.0%)
 $  2,000   Jefferson County, School Ser 2004 A                                      5.50%   01/01/22   $   2,141,940
                                                                                                        -------------
            ALASKA (3.1%)
    4,000   North Slope Borough, Ser 2000 B (MBIA)                                   0.00    06/30/09       3,713,880
    3,000   Northern Tobacco Securitization Corporation, Asset Backed
               Ser 2006 A                                                            5.00    06/01/46       2,744,610
                                                                                                        -------------
                                                                                                            6,458,490
                                                                                                        -------------
            CALIFORNIA (21.2%)
    5,000   California Economic Recovery, Ser 2004 A                                 5.00    07/01/16       5,215,350
    3,000   California Health Facilities Financing Authority, Cedars-Sinai
               Medical Center Ser 2005                                               5.00    11/15/34       3,021,030
    2,000   California Infrastructure & Economic Development Bank, The
               Scripps Research Institute Ser 2005 A                                 5.00    07/01/29       2,061,200
    3,000   California Statewide Communities Development Authority, John
               Muir Health Ser 2006 A                                                5.00    08/15/32       3,019,440
    3,000   California, Various Purpose dtd 05/01/03                                 5.00    02/01/24       3,106,020
    3,000   Golden State Tobacco Securitization Corporation, Enhanced
               Asset Backed Ser 2005 A (Ambac)                                       5.00    06/01/29       3,057,030
    2,000   Golden State Tobacco Securitization Corporation, Enhanced
               Asset Backed Ser 2005 A (Ambac)                                       5.00    06/01/45       2,012,100
    4,000   Golden State Tobacco Securitization Corporation, Enhanced
               Asset Backed Ser 2007 A-1 ###                                        5.125    06/01/47       4,125,420
    4,000   Golden State Tobacco Securitization Corporation Enhanced
               Asset Backed Ser 2007 A-1 ###                                         5.75    06/01/47       3,737,080
    1,920   Los Angeles Department of Water & Power, Water 2004
               Ser C (MBIA)                                                          5.00    07/01/23       2,018,362
    2,000   Los Angeles, California, Ser 2004 A (MBIA)                               5.00    09/01/24       2,104,600
    4,000   Oxnard Financing Authority, Redwood Trunk Sewer & Headworks
               Ser 2004 A (FGIC)                                                     5.00    06/01/29       4,136,520
    4,000   San Francisco City & County, Laguna Honda Hospital Ser 2005
               I (FSA) ###                                                           5.00    06/15/30       4,130,020
    2,000   Tobacco Securitization Authority of Northern California, Sacramento
               County Tobacco Securitization Corporation Ser 2005 A-1                5.00    06/01/37       1,858,200
                                                                                                        -------------
                                                                                                           43,602,372
                                                                                                        -------------
            COLORADO (4.1%)
    1,585   Colorado Educational & Cultural Facilities Authority, Peak to Peak
               Charter School Refg & Impr Ser 2004 (XLCA)                            5.25    08/15/34       1,660,383
      250   Colorado Housing & Finance Authority, 2000 Ser D-2 (AMT)                 6.90    04/01/29         258,677
    5,000   Colorado Springs, Utilities Ser 2001 A                                   5.00    11/15/29       5,105,000
    1,500   University of Colorado Hospital Authority, Ser 2006 A                    5.00    11/15/37       1,464,435
                                                                                                        -------------
                                                                                                            8,488,495
                                                                                                        -------------
            DISTRICT OF COLUMBIA (2.5%)
    2,000   District of Columbia, Ballpark, Ser 2006 B-1 (FGIC)                      5.00    02/01/31       2,073,560
    3,000   Metropolitan Washington Airports Authority, District of Columbia
               & Virginia, Ser 2004 C-1 (AMT) (FSA) #                                5.00    10/01/20       3,094,560
                                                                                                        -------------
                                                                                                            5,168,120
                                                                                                        -------------
            FLORIDA (15.7%)
    6,890   Florida State Board of Education, Capital Outlay Refg Ser 2001 D        5.375    06/01/18       7,282,041
    3,000   Highlands County Health Facilities Authority, Adventist Health
               Refg Ser 2005 C                                                       5.00    11/15/31       3,006,630

    1,900   Jacksonville, Sales Tax Ser 2001 (Ambac)                                 5.50    10/01/18       2,009,402
    2,000   Martin County, Utilities Ser 2001 (FGIC)                                 5.00    10/01/26       2,049,700
    1,000   Miami-Dade County, Ser 2005 A (MBIA)                                     0.00##  10/01/30         759,300
    8,000   South Miami Health Facilities Authority, Baptist Health
               Ser 2007 ###                                                          5.00    08/15/42       8,034,320
    1,000   St Johns County Industrial Development Authority, Glenmoor
               Ser 2006 A                                                           5.375    01/01/40         996,600
    8,000   Tampa Bay Water, Ser 2001 B (FGIC)                                       5.00    10/01/31       8,142,320
                                                                                                        -------------
                                                                                                           32,280,313
                                                                                                        -------------
            GEORGIA (11.0%)
    3,000   Atlanta, Airport Passenger Facilities Charge Airport
               Ser 2004 J (FSA)                                                      5.00    01/01/34       3,086,910
   10,000   Georgia Road & Tollway Authority, Ser 2001                              5.375    03/01/17      10,599,500
    2,000   Georgia Road & Tollway Authority, Ser 2004                               5.00    10/01/22       2,087,120
    3,000   Georgia Road & Tollway Authority, Ser 2004                               5.00    10/01/23       3,130,680
    2,000   Municipal Electric Authority of Georgia, Combustion Turbine
               Ser 2002 A (MBIA)                                                     5.25    11/01/21       2,104,620
    1,500   Municipal Electric Authority of Georgia, Combustion Turbine
               Ser 2002 A (MBIA)                                                     5.25    11/01/22       1,578,465
                                                                                                        -------------
                                                                                                           22,587,295
                                                                                                        -------------
            HAWAII (3.7%)
    7,000   Hawaii, Airports Second Ser of 1991 (AMT) (ETM)                          6.90    07/01/12       7,551,880
                                                                                                        -------------
            IDAHO (0.5%)
    1,000   Madison County Industrial Development Authority, Madison
               Memorial Hospital Ser 2006 COPs                                       5.25    09/01/37         990,250
                                                                                                        -------------
            ILLINOIS (2.0%)
    2,000   Chicago, O' Hare Int'l Airport Third Lien Ser 2003 B-2 (AMT)
               (FSA)                                                                 5.75    01/01/23       2,165,700
    2,000   Illinois Finance Authority, Fullerton Village
               Ser 2004 A                                                           5.125    06/01/35       1,982,280
                                                                                                        -------------
                                                                                                            4,147,980
                                                                                                        -------------
            INDIANA (3.0%)
    3,000   Indiana Health & Educational Facility Financing Authority, Clarian
               Health Ser 2006 A                                                     5.25    02/15/40       3,040,080
    3,000   Indiana Health Facilities Financing Authority, Community Health Ser
               2005 A (Ambac)                                                        5.00    05/01/35       3,090,090
                                                                                                        -------------
                                                                                                            6,130,170
                                                                                                        -------------
            IOWA (1.7%)
    1,275   Coralville, Urban Renewal Ser 2007 C                                     5.00    06/01/47       1,242,462
    2,200   Coralville Marriot Hotel & Convention Center Ser 2006 D COPs             5.25    06/01/26       2,272,050
                                                                                                        -------------
                                                                                                            3,514,512
                                                                                                        -------------
            KENTUCKY (5.6%)
    5,000   Louisville & Jefferson County Metropolitan Sewer District,
               Ser 1999 A (FGIC)                                                     5.75    05/15/33       5,239,400
    2,925   Louisville & Jefferson County Metropolitan Sewer District
               Ser 2001 A (MBIA)                                                    5.375    05/15/20       3,098,833
    3,075   Louisville & Jefferson County Metropolitan Sewer District
               Ser 2001 A (MBIA)                                                    5.375    05/15/21       3,253,411
                                                                                                        -------------
                                                                                                           11,591,644
                                                                                                        -------------
            MARYLAND (7.0%)
    1,000   Baltimore County, Oak Crest Village Ser 2007 A                           5.00    01/01/37         984,060

    1,500   Maryland Health & Higher Educational Facilities Authority,
               King Farm Presbyterian Community 2006 Ser B                           5.00    01/01/17       1,494,930
    3,000   Maryland Health & Higher Educational Facilities Authority,
               Medstar Health Refg Ser 2004                                         5.375    08/15/24       3,107,370
    2,500   Maryland Health & Higher Educational Facilities Authority,
               University of Maryland Medical Ser 2001                               5.25    07/01/34       2,525,850
    2,000   Maryland Health & Higher Educational Facilities Authority,
               University of Maryland Medical Ser 2002                               5.75    07/01/17       2,108,180
    1,000   Maryland Health & Higher Educational Facilities Authority,
               University of Maryland Medical Ser 2006 A                             5.00    07/01/41         995,100
    3,000   Northeast Maryland Waste Disposal Authority, Montgomery County
               Ser 2003 (AMT) (Ambac)                                                5.50    04/01/16       3,185,040
                                                                                                        -------------
                                                                                                           14,400,530
                                                                                                        -------------
            MASSACHUSETTS (0.5%)
      575   Massachusetts Bay Transportation Authority, Assess 2000 Ser A            5.25    07/01/10+        598,195
      415   Massachusetts Bay Transportation Authority, Assess 2000 Ser A            5.25    07/01/30         427,865
                                                                                                        -------------
                                                                                                            1,026,060
                                                                                                        -------------
            MICHIGAN (3.2%)
    3,000   Michigan State Hospital Finance Authority, Henry Ford Health
               Refg Ser 2006 A                                                       5.25    11/15/46       3,044,490
    3,500   Michigan Strategic Fund, Detroit Edison Co Ser 2001 C                    5.45    09/01/29       3,605,000
                                                                                                        -------------
                                                                                                            6,649,490
                                                                                                        -------------
            MISSOURI (0.9%)
      915   Fenton, Gravois Bluffs Refg Ser 2006                                     4.50    04/01/21         916,043
    1,000   Missouri Health & Educational Facilities Authority, Lutheran Senior
               Services Ser 2005 A                                                  5.375    02/01/35       1,026,040
                                                                                                        -------------
                                                                                                            1,942,083
                                                                                                        -------------
            NEBRASKA (1.0%)
    2,000   Nebraska Public Power District, Ser 2005 C (FGIC)                        5.00    01/01/41       2,060,160
                                                                                                        -------------
            NEVADA (3.0%)
    2,000   Clark County, Airport Sub Lien Ser 2004 A (AMT) (FGIC)                   5.50    07/01/22       2,126,220
    2,925   Las Vegas Water District, Impr and Refg Ser 2003 A (FGIC)                5.25    06/01/22       3,083,067
    1,000   Reno, Renown Regional Medical Center Ser 2007 A                          5.25    06/01/37       1,009,490
                                                                                                        -------------
                                                                                                            6,218,777
                                                                                                        -------------
            NEW JERSEY (8.3%)
    1,000   New Jersey Economic Development Authority, Cigarette Tax
               Ser 2004                                                              5.75    06/15/34       1,060,880
    5,000   New Jersey Turnpike Authority, Ser 2003 A (Ambac)                        5.00    01/01/30       5,169,350
    7,000   New Jersey, 2001 Ser H *                                                 5.25    07/01/19       7,638,680
    3,000   Tobacco Settlement Financing Corporation, Ser 2007-1A                   4.625    06/01/26       2,695,920
    3,000   Tobacco Settlement Financing Corporation, Ser 2007-1B                    0.00    06/01/41         443,910
                                                                                                        -------------
                                                                                                           17,008,740
                                                                                                        -------------
            NEW YORK (15.1%)
    2,000   Long Island Power Authority, Ser 2004 A (Ambac)                          5.00    09/01/34       2,063,440
    3,000   Metropolitan Transportation Authority, State Service
               Contract Refg Ser 2002 B (MBIA)                                       5.50    07/01/20       3,203,760
    3,000   Metropolitan Transportation Authority, State Service
               Contract Ser 2002 A (MBIA)                                            5.50    01/01/19       3,203,760
    3,000   Nassau County Tobacco Settlement Corporation, Asset Backed
               Ser 2006 A-3                                                         5.125    06/01/46       2,943,750
    2,000   New York City Industrial Development Agency, Yankee Stadium
               Ser 2006 (FGIC)                                                       5.00    03/01/46       2,059,380
    4,000   New York City Municipal Water Finance Authority,
               1998 Ser D (MBIA)                                                     4.75    06/15/25       4,022,920

    5,000   New York City Municipal Water Finance Authority,
               2002 Ser G (FSA)                                                      5.00    06/15/34       5,098,350
    3,000   New York City Municipal Water Finance Authority,
               2003 Ser A                                                           5.375    06/15/18       3,178,770
    2,000   New York City Transitional Finance Authority, Refg 2003 Ser A            5.50##  11/01/26       2,124,320
    2,000   New York State Energy & Research Development Authority,
               Brooklyn Union Gas Co 1991 Ser B (AMT)                               9.726++  07/01/26       2,110,720
    1,000   Seneca Nation of Indians Ser 2007 A **                                   5.00    12/01/23         983,820
                                                                                                        -------------
                                                                                                           30,992,990
                                                                                                        -------------
            NORTH CAROLINA (1.1%)
    1,100   North Carolina Medical Care Commission, Salemtowne Refg
               Ser 2006                                                              5.10    10/01/30       1,075,789
    1,200   University of North Carolina, Chapel Hill Ser 2003                       5.00    12/01/24       1,245,060
                                                                                                        -------------
                                                                                                            2,320,849
                                                                                                        -------------
            OHIO (1.6%)
    3,000   Lorain County, Catholic Healthcare Partners Ser 2001 A                   5.75    10/01/18       3,181,830
                                                                                                        -------------
            PENNSYLVANIA (7.1%)
    2,000   Allegheny County Hospital Development Authority, West Penn
               Allegheny Health Ser 2007 A ###                                      5.375    11/15/40       1,965,750
    5,000   Lehigh County General Purpose Authority, St Luke's
               Hospital of Bethlehem Ser 2003                                        5.25    08/15/13+      5,331,750
    5,000   Pennsylvania Turnpike Commission, Ser A 2004 (Ambac)                     5.00    12/01/34       5,196,150
    2,000   Pennsylvania, First Ser 2003 (MBIA) ###                                  5.00    01/01/13+      2,110,920
                                                                                                        -------------
                                                                                                           14,604,570
                                                                                                        -------------
            SOUTH CAROLINA (5.8%)
    3,000   Charleston Educational Excellence Financing Corporation,
               Charleston County School District Ser 2005                            5.25    12/01/29       3,162,180
       40   Lexington County South Carolina Health Services                          5.00    11/01/16          41,176
    2,000   South Carolina Public Service Authority, Santee Cooper,
               1997 Refg Ser A (MBIA)                                                5.00    01/01/29       2,026,560
    1,500   South Carolina Public Service Authority, Santee Cooper,
               2002 Refg Ser A (FSA)                                                5.125    01/01/20       1,573,965
    1,000   South Carolina Public Service Authority, Santee Cooper,
               2002 Refg Ser A (FSA)                                                5.125    01/01/21       1,047,450
    4,000   South Carolina Public Service Authority, Santee Cooper,
               2003 Refg Ser A (Ambac)                                               5.00    01/01/27       4,136,320
                                                                                                        -------------
                                                                                                           11,987,651
                                                                                                        -------------
            TENNESSEE (4.5%)
    5,000   Sullivan County Health Educational & Housing Facilities Board,
               Wellmont Health Ser 2006 C                                            5.25    09/01/36       5,026,650
    4,000   Tennessee Energy Acquisition Corporation, Ser 2006 A ###                 5.25    09/01/19       4,195,260
                                                                                                        -------------
                                                                                                            9,221,910
                                                                                                        -------------
            TEXAS (16.0%)
    3,910   Aldine Independent School District, Bldg & Refg Ser 2001 (PSF)           5.00    02/15/11+      4,061,317
    1,090   Aldine Independent School District, Bldg & Refg Ser 2001 (PSF)           5.00    02/15/26       1,114,776
    2,000   Alliance Airport Authority, Federal Express Corp
               Refg Ser 2006 (AMT)                                                   4.85    04/01/21       1,961,680
    1,000   Austin, Water & Wastewater ROLS RRII R-674 (FSA)                        9.134++  05/15/27       1,119,620
    5,000   Dallas-Fort Worth International Airport, Ser 2003 A (AMT)
               (FSA)                                                                5.375    11/01/22       5,232,350
   10,000   Houston, Combined Utility First Lien Refg 2004 Ser A (FGIC)              5.25    05/15/23      10,607,900
    4,500   Houston, Combined Utility First Lien Refg 2004 Ser A (MBIA)              5.25    05/15/25       4,773,555
    3,000   Sabine River Authority, TXU Electric Co Refg Ser 2001 B
               (AMT) (Mandatory Tender 11/01/11)                                     5.75    05/01/30       3,047,640

    1,000   Tarrant County Cultural Educational Facilities Finance Corp, Air
               Force Village II Inc Ser 2007                                        5.125    05/15/37         993,870
                                                                                                        -------------
                                                                                                           32,912,708
                                                                                                        -------------
            UTAH (1.5%)
    3,000   Salt Lake City IHC Hospital Inc Refg Ser 1991 (Ambac)                   9.566++  05/15/20       3,014,070
                                                                                                        -------------
            VIRGINIA (0.9%)
    1,750   Fairfax County Economic Dev Authority                                   5.125    10/01/37       1,739,238
                                                                                                        -------------
            WASHINGTON (5.5%)
    2,000   Grant County Public Utilities District #2, Wanapum 2005
               Ser A (FGIC)                                                          5.00    01/01/29       2,063,020
    2,000   Lewis County Public Utility District #1, Cowlitz Falls Refg
               Ser 2003 (MBIA)                                                       5.00    10/01/22       2,072,820
    4,010   Port of Seattle, Passenger Facility Ser 1998 A (MBIA) ###                5.00    12/01/23       4,079,020
    3,000   Port of Seattle, Sub Lien Ser 1999 A (FGIC)                              5.25    09/01/22       3,145,530
 --------                                                                                               -------------
                                                                                                           11,360,390
                                                                                                        -------------
            TOTAL TAX-EXEMPT MUNICIPAL BONDS
  318,450      (COST $318,035,582)                                                                        325,295,507
 --------                                                                                               -------------
            SHORT-TERM INVESTMENT (a) (3.4%)
            INVESTMENT COMPANY
    7,059   Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -
               Institutional Class (COST $7,059,172)                                                        7,059,172
 --------                                                                                               -------------
  325,509   TOTAL INVESTMENTS (Cost $325,094,754)                                                         332,354,679
 --------                                                                                               -------------
            FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
               HELD (-12.0%)
  (24,510)  Notes with interest rates ranging from 3.62% to 3.69% at July 31,
               2007 and contractual maturities of collateral ranging from
               01/19/19 to 06/01/47 (b) +++ (Cost $(24,640,020))                                          (24,640,020)
 --------                                                                                               -------------
  300,999   TOTAL NET INVESTMENTS
 ========   (COST $300,454,734) (c) (d)                                             149.5%                307,714,659
            OTHER ASSETS IN EXCESS OF LIABILITIES                                     1.5                   3,211,425

            PREFERRED SHARES OF BENEFICIAL INTEREST                                 (51.0)               (105,048,594)
                                                                                   ------               -------------
            NET ASSETS                                                             $100.0%              $ 205,877,490
                                                                                   ======               =============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT  Alternative Minimum Tax.

COPs Certificates of Participation.

ETM  Escrowed to Maturity.

PSF  Texas Permanent School Fund Guarantee Program.

ROLS Reset Option Longs.

#    Joint exemption in locations shown.

## Security is a "step-up" bond where the coupon increases on a predetermined future date.

###  Underlying security related to inverse floaters entered into by the Trust.

+    Prerefunded to call date shown.

++ Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $6,244,410, which represents 3.0% of net assets applicable to common shareholders.

+++ Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at July 31 2007.

* All of this security has been physically segregated in connection with open futures contract in the amount of $67,500.

**   Resale is restricted to qualified Institutional investors.

(a) The Trust invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Trust are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class with respect to assets invested by the Trust in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class. Income distributions earned by the Trust totaled $24,349 for the period ended July 31, 2007.

(b) Floating Rate Note Obligations Related to Securities Held - The Trust enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trust for redemption at par at each reset date. At July 31, 2007, Trust investments with a value of $32,377,790 are held by the Dealer Trust and serve as collateral for the $24,640,020 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at July 31, 2007 are presented in the "Portfolio of Investments".

(c) Securities have been designated as collateral in an amount equal to $6,993,516 in connection with open futures contracts.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $9,115,832 and the aggregate gross unrealized depreciation is $1,855,907, resulting in net unrealized appreciation of $7,259,925 .

Bond Insurance:
---------------

Ambac   Ambac Assurance Corporation.

FGIC    Financial Guaranty Insurance Company.

FSA     Financial Security Assurance Inc.

MBIA    Municipal Bond Investors Assurance Corporation.

XLCA    XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JULY 31, 2007:

NUMBER OF                    DESCRIPTION, DELIVERY       UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT          MONTH AND YEAR           AMOUNT AT VALUE   DEPRECIATION
---------   ----------   -----------------------------   ---------------   ------------
    30         Short      U.S. Treasury Notes 10 Year,
                                 September 2007            (3,222,656)       $(10,630)

    35         Short          U.S. Treasury Bonds
                                 September 2007            (3,852,188)         (3,377)
                                                                             --------
                         Total Unrealized Depreciation                       $(14,007)
                                                                             ========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Investment Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007


/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2007